Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of company obligations by contractual maturity

The following table summarizes the Company obligations by contractual maturity at December 31, 2023:

(in Euros)	Total	Less than a year	1 to 3 years	4 to 5 years	More than 5 years
OSR operating leases and office rent	14,952	14,952		€-	€-
OSR - SRA ARLA	250,000	166,600	83,400
AGC manufacturing	234,754	209,704	25,050	-	-
Insurance policies	14,593	6,996	7,597	-	-
Total	€514,299	€398,252	€116,047	€-	€-